Cover	Sep. 19, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2024
Entity File Number	1-12604
Entity Registrant Name	The Marcus Corporation
Entity Central Index Key	0000062234
Entity Tax Identification Number	39-1139844
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	111 E. Kilbourn Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	905-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	MCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 East Wisconsin Avenue
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202-4125